Shareholder Report, Average Annual Return (Details)	12 Months Ended	21 Months Ended	60 Months Ended	120 Months Ended
	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2026
Without Sales Load [Member] | C000012182
Average Annual Return [Line Items]
Average Annual Return, Percent	23.70%		12.56%	12.08%
Without Sales Load [Member] | C000012186
Average Annual Return [Line Items]
Average Annual Return, Percent	25.65%		6.63%	11.33%
Without Sales Load [Member] | C000012187
Average Annual Return [Line Items]
Average Annual Return, Percent	56.22%		4.99%	11.39%
Without Sales Load [Member] | C000012190
Average Annual Return [Line Items]
Average Annual Return, Percent	36.99%		8.88%	13.06%
Without Sales Load [Member] | C000103073
Average Annual Return [Line Items]
Average Annual Return, Percent	45.68%		11.34%	12.05%
Without Sales Load [Member] | C000254224
Average Annual Return [Line Items]
Average Annual Return, Percent	17.71%	14.10%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	22.32%		13.41%	15.51%
Russell 3000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	22.82%		12.31%	15.06%
Russell 3000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	22.82%		12.31%	15.06%
Russell 3000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	22.82%		12.31%	15.06%
Russell 3000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	22.82%		12.31%	15.06%
MSCI All Country World Investable Market Index
Average Annual Return [Line Items]
Average Annual Return, Percent	24.22%	19.16%
Russell Microcap Index
Average Annual Return [Line Items]
Average Annual Return, Percent	58.55%		7.07%	12.47%
Russell Microcap Index
Average Annual Return [Line Items]
Average Annual Return, Percent	58.55%		7.07%	12.47%
Russell 2000 Value Index
Average Annual Return [Line Items]
Average Annual Return, Percent	43.01%		8.23%	10.89%
Russell 2000 Value Index
Average Annual Return [Line Items]
Average Annual Return, Percent	43.01%		8.23%	10.89%
FTSE 3-Month Teasury Bill Index
Average Annual Return [Line Items]
Average Annual Return, Percent	4.05%	4.29%